Revenue	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue
Note 6. Revenue
The Company earns a substantial portion of its revenue from investment advisory, consulting services, and subscription revenue. The table below summarizes the Company’s investment advisory fees and other revenue (in thousands):

	Successor	Predecessor		Successor	Predecessor
	Period from September 12, 2025 to September 30, 2025	Period from July 1, 2025 to September 11, 2025	Three Months Ended September 30, 2024	Period from September 12, 2025 to September 30, 2025	Period from January 1, 2025 to September 11, 2025	Nine Months Ended September 30, 2024
Investment advisory fees	$246	$1,283	$950	$246	$4,187	$2,560
Other revenue	9	5	34	9	35	55
Total revenue	$255	$1,288	$984	$255	$4,222	$2,615

No individual customer accounted for 10% or greater of revenue for any period.